Taxation - Net Operating Loss Carry Forwards From PRC Entities (Detail) ¥ in Thousands	Mar. 31, 2020 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 2,768,661
2020
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	783,272
2021
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	353,954
2022
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	157,755
2023
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	66,554
2024
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	266,217
Thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 1,140,909